Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share
Basic and diluted earnings per share are determined using the following information:

	Three months ended March 31,
	2022	2021
Numerator:
Basic and diluted loss from continuing operations:
Net loss attributable to Venator Materials PLC ordinary shareholders	$(3)	$(21)
Denominator:
Weighted average shares outstanding	107.6	107.1
Potential dilutive impact of share-based awards(1)	0.1	0.6

(1) The potentially dilutive impact of share-based awards was excluded from the calculation of net loss per share for the three months ended March 31, 2022 and 2021 because there is an anti-dilutive effect as we are in net loss positions.